Accumulated other comprehensive income (Tables)	12 Months Ended
Sep. 30, 2019
Analysis Of Other Comprehensive Income By Item [Abstract]
Schedule of accumulated other comprehensive income

	As at September 30, 2019	As at September 30, 2018
	$	$
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $63,579 ($72,054 as at September 30, 2018)	596,358	759,015
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $67,165 ($73,502 as at September 30, 2018)	(426,376)	(479,400)
Deferred costs of hedging on cross-currency swaps, net of accumulated income tax recovery of $1,113 (nil as at September 30, 2018)	(4,091)	—
Net unrealized gains (losses) on cash flow hedges, net of accumulated income tax expense of $13,003 (net of accumulated tax recovery of $12,286 as at September 30, 2018)	24,157	(26,786)
Net unrealized gains (losses) on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $352 (net of accumulated income tax recovery of $734 as at September 30, 2018)	1,486	(2,616)
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $8,698 ($13,021 as at September 30, 2018)	(14,840)	(48,617)
	176,694	201,596